Schedule of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 17,637	$ 6,197
UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue	2,299	2,161
Asia Pacific [Member]
IfrsStatementLineItems [Line Items]
Revenue	11,666	395
Europe [Member]
IfrsStatementLineItems [Line Items]
Revenue	3,672	3,641
Upon Delivery [Member]
IfrsStatementLineItems [Line Items]
Revenue	3,613	2,443
Services Overtime [Member]
IfrsStatementLineItems [Line Items]
Revenue	14,024	3,754
Acquisition Services [Member]
IfrsStatementLineItems [Line Items]
Revenue	10,496	14
Value Added Data [Member]
IfrsStatementLineItems [Line Items]
Revenue	3,110	1,940
Software And Solutions [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 4,031	$ 4,243